Tax Matters - Taxes on Items of Other Comprehensive Income/(Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Tax Expense/(Benefit) on Other Comprehensive Income/(Loss)
Foreign currency translation adjustments(a)	$ 111	[1]	$ 110	[1]	$ (61)	[1]
Unrealized holding gains/(losses) on derivative financial instruments	217		251		(220)
Reclassification adjustments for realized (gains)/losses	(63)		(144)		135
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax, Total	154		107		(85)
Unrealized holding gains/(losses) on available-for-sale securities	57		15		(4)
Reclassification adjustments for realized (gains)/losses	(57)		47		(38)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax, Total	0		62		(42)
Benefit plans: actuarial gains/(losses), net	1,422		(721)		(993)
Reclassification adjustments related to amortization	205		171		99
Reclassification adjustments related to settlements, net	2		105		118
Foreign currency translation adjustments and other	2		15		29
Other Comprehensive Income Defined Benefit Plans Actuarial Gain Loss Tax Effect Period Decrease Increase	1,631		(430)		(747)
Benefit plans: prior service credits and other	56		7		41
Reclassification adjustments related to amortization	(23)		(27)		(27)
Reclassification adjustments related to curtailments, net	(1)		(51)		(35)
Other	0		(3)		(3)
Other Comprehensive Income Defined Benefit Plan Net Prior Service Cost Credit Tax Effect Period Decrease Increase	32		(74)		(24)
Tax provision/(benefit) on other comprehensive income/(loss)	$ 1,928	[2]	$ (225)	[2]	$ (959)	[2]

[1]	Taxes are not provided for foreign currency translation adjustments relating to investments in international subsidiaries that will be held indefinitely.
[2]	See Note 5E. Tax Matters: Taxes on Items of Other Comprehensive Income/(Loss).